CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Comprehensive Income [Abstract]
Revenues - related parties	$ 38	¥ 266	¥ 2,544	¥ 3,507
Cost of revenues - related party	$ 1,666	11,600	20,947	788
Research and development - related party		0	200	762
Sales and Marketing - related party		0	178	541
General and administrative - related party		¥ 0	¥ 59	¥ 138